Earnings Per Share - Summary of Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net profit	$ 2,375	$ 82,088	$ 82,088	$ 46,977	$ 12,422
Less: Gain attributable to non-controlling interests	(508)		(1,208)	(2,161)	(775)
Profits for the year attributable to shareholders	$ 1,867		$ 80,880	$ 44,816	$ 11,647
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Issued ordinary shares at the beginning of year/period		36,900,000		36,900,000
Effect of conversion of convertible notes				922,500
Weighted-average number of ordinary shares at the end of year/period, Basic			36,900,000	37,822,500	15,000
Weighted-average number of ordinary shares at the end of year/period, Diluted			36,900,000	37,822,500	15,000
Weighted-average number of ordinary shares at the end of year/period		36,900,000	36,900,000
Basic earnings per share attributable to shareholders			$ 2.19	$ 1.18	$ 5,291.07
Diluted earnings per share attributable to shareholders			$ 2.19	$ 1.18	$ 5,291.07